Stockholders' Equity - Schedule of Outstanding Warrants (Detail) - $ / shares	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2024
Warrant [Member]
Outstanding		17,000	700,000		677,000
Warrant [Member] | Issued For Services One [Member]
Outstanding			7,000
Warrant [Member] | Issued For Services One [Member] | Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 32
Expiration dates			Jan. 07, 2024
Warrant [Member] | Issued For Services One [Member] | Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 137.5
Expiration dates			Feb. 25, 2024
Warrant [Member] | Investor [Member]
Outstanding		9,000	325,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 717.5	$ 20.5
Expiration dates		Apr. 14, 2027	Apr. 14, 2027
Warrant [Member] | InvestorOne [Member]
Outstanding		7,000	240,000		325,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2,187.5	$ 62.5		$ 20.5
Expiration dates		Mar. 28, 2025	Mar. 28, 2025		Apr. 14, 2027
Warrant [Member] | InvestorTwo [Member]
Outstanding			65,000		240,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 50		$ 62.5
Expiration dates			Aug. 16, 2024		Mar. 28, 2025
Warrant [Member] | Investor Three [Member]
Outstanding			15,000		65,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 155		$ 50
Expiration dates			Jun. 05, 2024		Aug. 16, 2024
Warrant [Member] | NBTS [Member]
Outstanding			3,000		3,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 54.5		$ 54.5
Expiration dates			Jun. 19, 2025		Jun. 19, 2025
Warrant [Member] | Agent [Member]
Outstanding		1,000	32,000		32,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1,159.2	$ 33.12		$ 33.12
Expiration dates		Oct. 14, 2026	Oct. 14, 2026		Oct. 14, 2026
Warrant [Member] | Agent One [Member]
Outstanding			12,000		12,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 78.12		$ 78.12
Expiration dates			Mar. 28, 2025		Mar. 28, 2025
Warrant [Member] | Agent Two [Member]
Outstanding			1,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 193.75
Expiration dates			Jun. 03, 2024
Historical TuHURA Common Stock Warrants [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Outstanding				10,592,387
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 4.16
Historical TuHURA Common Stock Warrants [Member] | Minimum [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Expiration dates				Feb. 01, 2025
Historical TuHURA Common Stock Warrants [Member] | Maximum [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Expiration dates				Aug. 31, 2029
Historical Kintara Common Stock Warrants [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Outstanding	10,270			17,468
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 765.6			$ 1,362.41
Historical Kintara Common Stock Warrants [Member] | Minimum [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Expiration dates	Jun. 01, 2025			Mar. 01, 2025
Historical Kintara Common Stock Warrants [Member] | Maximum [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Expiration dates	Apr. 01, 2027			Apr. 30, 2027
Common Stock Warrants Issued to Financial Advisor [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Outstanding	297,029			297,029
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.01			$ 0.01
Expiration dates	Apr. 30, 2027			Apr. 30, 2027
Legacy TuHURA Common Stock Warrants [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Outstanding	8,324,808
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 4.52
Legacy TuHURA Common Stock Warrants [Member] | Minimum [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Expiration dates	Oct. 01, 2025
Legacy TuHURA Common Stock Warrants [Member] | Maximum [Member] | Tuhura Biosciences Inc. and Subsidiary [Member]
Expiration dates	Aug. 01, 2029